Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 07, 2018
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY GROWTH FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001353176
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 07, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2017
Prospectus Date	rr_ProspectusDate	Dec. 01, 2017
American Century Growth Funds | ADAPTIVE SMALL CAP FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

American Century Growth Funds, Inc. Prospectus Supplement
Adaptive All Cap Fund
Supplement dated March 8, 2018 ■ Prospectus dated December 1, 2017

Important Notice Regarding Change in Investment Policy
The changes below will be effective as of May 7, 2018.
Adaptive All Cap Fund will be renamed Adaptive Small Cap Fund. All references to Adaptive All Cap Fund are hereby replaced with Adaptive Small Cap Fund.
The fund’s investment advisor has selected a different index to be included in the Average Annual Total Returns table for comparison purposes. The advisor believes the Russell 2000® Index is more reflective of the fund’s strategy.

The following replaces the first two paragraphs of the Principal Investment Strategies section on page 2 of the prospectus:
Under normal market conditions, the fund will invest at least 80% of its net assets in small cap companies. The portfolio managers consider small cap companies to include those with a market capitalization that does not exceed that of the largest company in the Russell 2000® Index.
The fund uses an approach to common stock investing developed by the fund’s investment advisor. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of industry type or geographic location, on a disciplined, consistent basis.
The portfolio managers use these quantitative tools to rank stocks, primarily smaller companies, from most attractive to least attractive in a model that uses factors that the advisor believes are predictive of a stock’s performance. These factors can be classified into two categories, one related to general market conditions and the other related to stock specific criteria. Factors related to general market conditions help determine the importance of the stock specific criteria, which may include those related to valuation, quality, growth and sentiment. The managers also use portfolio optimization to provide a balance between risk and expected return.

The following entry is added to the bottom of the Average Annual Total Returns table on page 4 of the prospectus:

Russell 2000® Index[2] (reflects no deduction for fees, expenses or taxes)	21.31%	14.44%	7.06%	—	—

[2] Effective May 7, 2018 the fund’s investment advisor has selected a different index for comparison purposes. The advisor believes the Russell 2000® Index is more reflective of the fund’s strategy.

American Century Growth Funds | ADAPTIVE SMALL CAP FUND | Russell 2000 Index
Prospectus:	rr_ProspectusTable
Inception Date	rr_AverageAnnualReturnInceptionDate